Elements of Net Periodic Benefit Cost for DB Pension Plans and Other Benefits Recognized (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Current service cost (benefits earned by employees in the year)	131	105	86
Interest cost on benefit obligation	452	460	464
Expected return on fund assets	(752)	(674)	(598)
Recognized net actuarial loss	208	142	71
Amortization of prior service costs	2	13	13
Net periodic benefit cost	41	46	36
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Current service cost (benefits earned by employees in the year)	19	17	16
Interest cost on benefit obligation	24	26	28
Expected return on fund assets		(1)	(1)
Recognized net actuarial loss	3	8	2
Amortization of prior service costs		(1)	(2)
Net periodic benefit cost	46	49	43